Revolving Facility and Deferred Financing Costs	12 Months Ended
Dec. 31, 2020
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Revolving Facility and Deferred Financing Costs
8
– Revolving Facility and Deferred Financing Costs
In December 2019, the Company amended its revolving credit agreement, allowing the Company to borrow up to $225 million with an additional uncommitted accordion of up to $75 million, for a total facility of up to $300 million (the “Revolving Facility”). The Revolving Facility is for general corporate purposes, from a syndicate of banks including the Bank of Nova Scotia, Bank of Montreal, National Bank of Canada, Canadian Imperial Bank of Commerce and Royal Bank of Canada (the “Syndicate”). The Revolving Facility matures on December 20, 2023 and is extendable by mutual consent of Sandstorm and the Syndicate. The amounts drawn on the Revolving Facility are subject to interest at LIBOR plus 1.875%–3.000% per annum, and the undrawn portion of the Revolving Facility is subject to a standby fee of 0.422%–0.675% per annum, both of which are dependent on the Company’s leverage ratio.
Under the credit agreement, the Company is required to maintain a leverage ratio of net debt divided by EBITDA (as defined in the credit facility agreement) of less than or equal to 4.00:1.00 for each fiscal quarter. The Company must also maintain an interest coverage ratio of greater than or equal to 3.00:1.00 for each fiscal quarter. The Company is further required to maintain a tangible net worth greater than the aggregate of $136.8 million and 50% of positive net income for each fiscal quarter beginning with the fiscal quarter ended September 30, 2017. The Revolving Facility is secured against the Company’s assets, including the Company’s stream
, royalty and other
interests
and investments.
As of December 31, 2020, the Company was in compliance with the covenants and there was no
balance
drawn on
the Revolving Facility.
Deferred financing costs are amortized on a straight-line basis over the term of the Revolving Facility. At December 31, 2020, deferred financing costs, net of accumulated amortization, were
$1.7 million (December 31, 2019 — $2.3 million).